Fair Value Measurements (Details) - EBP Plan No. 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total non-Master Trust investments	$ 64,856,991,907	$ 56,541,537,624
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total non-Master Trust investments	64,856,991,907	56,541,537,624
Total | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total non-Master Trust investments	136,705,397	166,780,638
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total non-Master Trust investments	6,244,246,670	5,867,729,542
Total | Collective investment funds
EBP, Investment, Fair Value and NAV [Line Items]
Total non-Master Trust investments	50,945,912,528	43,908,119,299
Total | Common and preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total non-Master Trust investments	7,530,127,312	6,598,908,145
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total non-Master Trust investments	13,911,079,379	12,633,418,325
Level 1 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total non-Master Trust investments	136,705,397	166,780,638
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total non-Master Trust investments	6,244,246,670	5,867,729,542
Level 1 | Collective investment funds
EBP, Investment, Fair Value and NAV [Line Items]
Total non-Master Trust investments	0	0
Level 1 | Common and preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total non-Master Trust investments	7,530,127,312	6,598,908,145
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total non-Master Trust investments	50,945,912,528	43,908,119,299
Level 2 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total non-Master Trust investments	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total non-Master Trust investments	0	0
Level 2 | Collective investment funds
EBP, Investment, Fair Value and NAV [Line Items]
Total non-Master Trust investments	50,945,912,528	43,908,119,299
Level 2 | Common and preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total non-Master Trust investments	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total non-Master Trust investments	0	0
Level 3 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total non-Master Trust investments	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total non-Master Trust investments	0	0
Level 3 | Collective investment funds
EBP, Investment, Fair Value and NAV [Line Items]
Total non-Master Trust investments	0	0
Level 3 | Common and preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total non-Master Trust investments	$ 0	$ 0